Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	AXONIC FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001791032
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Axonic Strategic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Axonic Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Axonic Strategic Income Fund (the “Fund”) is to seek to maximize total return, through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section of the Fund’s Prospectus and in Appendix A - Waivers and Discounts Available from Intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was approximately 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until February 28, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In pursuing its investment objective, the Fund seeks to maximize risk-adjusted total returns by investing primarily in income-producing instruments (i.e., under normal circumstances, the Fund will invest at least 60% of its net assets in income-producing instruments). These instruments may include: (i) mortgage-backed securities (“MBS”), including agency and non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”); (ii) other asset-backed securities (“ABS”) and structured credit instruments, including instruments representing the ownership and cashflows from or financing of various assets (such as assets in the aviation industry and automobiles), collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”); collateralized mortgage obligations (“CMOs”) and various commercial and consumer loans (and participations thereon) or receivables held in trust; and (iii) other income-producing investments, including corporate and bank-issued bonds, loans and participations, and instruments representing the ownership and cashflows from or financing of various assets, including assets in the aviation industry, automobiles, and intellectual property royalties. The Fund also may invest in real estate investment trusts (“REIT”), equity securities of companies whose business is substantially related to the mortgage business (e.g., title, financial guaranty and other insurers and reinsurers; banks; marketplace and other lenders; mortgage originators; mortgage and other loan servicers; and homebuilders), and mortgage derivatives such as stripped RMBS and inverse floaters. Fund investments may also include private placement debt securities or loans, which may be directly or indirectly originated by the Fund or purchased from other originators. The Fund may be the sole buyer of such loans or securities designed for purchase by the Fund.

Credit instruments acquired by the Fund may be fixed, floating or inverse floating; interest-only or principal-only (i.e., stripped securities); of any maturity or no maturity; senior or subordinate (including equity tranches of structured credit instruments); and/or secured or unsecured debt instruments. There is no limit on the amount of Fund assets that may be invested in the junior debt, residual or equity tranches of any of the structured finance vehicles in which the Fund may invest. The Fund’s investments may be of any credit quality, including, without limitation, investments that are distressed or in default, unrated or rated below investment grade (commonly referred to as “high yield” or “junk” instruments). The Fund’s investments may be issued by U.S. and non-U.S. issuers. There is no limit on the percentage of the Fund’s assets that may be invested in the securities or loans of non-U.S. issuers or obligors, including, without limitation, securities of emerging markets issuers and obligors.

In addition, for speculative or hedging purposes, the Fund may use various cleared and uncleared over-the-counter and exchange-traded derivatives, including swaps (such as total return swaps), options, swaptions, futures and forward agreements on financial instruments, equity securities and indices, debt instruments and indices, government securities, treasuries, currencies and commodities.

Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in MBS and other mortgage-related securities (such as CMOs), which investments the Fund treats as investments in a group of industries. To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s positions may be leveraged, and may be financed by various sources of funding, including bank lines, margin trading, short positions, derivatives (including total return swaps and forward transactions), and reverse repurchase arrangements and participations. The Fund may invest up to 15% of its net assets in illiquid investments.

The Adviser’s investment approach focuses primarily on generation of income and other gains while seeking to minimize the adverse effects of rising interest rates by: (i) utilizing both top-down and bottom-up analysis during the fundamental research phase; and (ii) focusing on key sources of risk during the portfolio construction and ongoing portfolio management phases.

The Adviser’s investment strategy relies on three primary components:

●	the Adviser’s ability to identify and purchase appropriate securities;

●	an intensive analytical approach to risk management and portfolio construction; and

●	the Adviser’s ability to construct a blended portfolio of risk-based assets and hedges with a return profile over time that demonstrates increased total return while mitigating discrete risks.

The Adviser carries out the Fund’s investment process and risk control procedures by applying various valuation tools, including the Adviser’s own risk and valuation pricing engine. In particular, the Adviser believes that attractive risk-adjusted returns can be produced by systematically discovering misvalued credit risk, structural nuances and other opportunities in income-producing investments.

In managing the Fund’s investments, the Adviser applies top-down research in an effort to optimize portfolio construction for attractive risk-adjusted returns. In selecting securities for the Fund, the Adviser attempts to take advantage of the inefficiencies that result from, among other things: (i) inconsistency of performance across deals, issuers, and sectors; (ii) heterogeneity of securities from both a collateral and structural perspective; and (iii) structural complexity. The Adviser then supplements the foregoing where applicable by making investments that provide appropriate hedging mechanisms, as necessary. The Adviser sells securities when the securities have realized the Adviser’s goals, the Adviser identifies more attractive opportunities or pressing needs for the Fund’s portfolio, the securities are no longer attractive, or the Adviser wishes to raise cash for the Fund.

The Fund may invest in all money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (collectively, “Cash Positions”). The Fund may invest in Cash Positions at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The principal risks of an investment in the Fund are summarized below. For a more complete discussion of the risks of investing in the Fund, see “Principal Risks of Investing in the Fund”.

Commercial Mortgage-Backed Securities Risks. Collateral underlying CMBS generally consists of mortgage loans secured by income-producing property or other CMBS. Performance of a commercial mortgage loan and the market value of a commercial property both depend primarily on the net income generated by the underlying mortgaged property and performance of the related business (including property management). As a result, income generation will affect both the likelihood of default and the severity of losses with respect to a commercial mortgage loan. Issues associated with managing a commercial property may impact both performance and market value. The value of commercial real estate is also subject to limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosure and rights of redemption. In addition, the unavailability of real estate financing may lead to default of mortgage loans on commercial properties, and there is no recourse against the borrower’s assets other than the collateral except in the case of borrowers acting fraudulently or otherwise illegally. As a result, payments on the CMBS may be adversely affected in such cases. Higher CMBS delinquency rates, resulting from the economic impacts of COVID-19 or otherwise, and other COVID-19-related impacts on CMBS could adversely affect the Fund’s investments.

Residential Mortgage-Backed Securities Risks. Collateral underlying RMBS generally consists of mortgage loans secured by residential real estate or other RMBS. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, the rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated.

Concentration in Certain Mortgage-Related Assets Risk. The risks of concentrating in mortgage-related assets, including RMBS (agency and non-agency), CMBS and other mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

REIT Risk. Investments in REITS and in securities of other companies principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values.

Asset-Backed Securities Risks. Asset-backed securities are subject to credit risk, interest rate risk, and to a lesser degree, prepayment risk. Asset-backed securities may also be subject to additional risks, including the fact that underlying assets may be unsecured.

Structured Investments Risks. The Fund may invest in entities organized and operated for the purpose of restructuring the investment characteristics of other debt securities, which may include CDOs, CLOs and CMOs. The Fund will not own the underlying assets of these entities directly, and the Fund will not benefit from rights that holders of the assets have, including indemnification and voting rights. Structured finance securities entail risks that are associated with their underlying assets and risks resulting from the entities’ structure and execution. Additionally, investments in the equity tranches (or other similar junior tranches) of structured investments typically represent the first loss position, are unrated and may be highly leveraged, which magnifies the risk of loss on such investments.

Commercial and Residential Mortgages and Loans Risks. Investing in loans, including commercial and residential mortgage loans, involves the general risks typically associated with investing in traditional fixed-income securities (including interest rate and credit risk) and certain additional risks and special considerations (including the risk of principal prepayment and, in the case of commercial and residential mortgage loans, the risk of investing in real estate). Loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the loan market or related markets. Loans may be subject to structural subordination and may be subordinated to other obligations of the borrower or its subsidiaries.

Direct Lending/Origination Risk. To the extent that the Fund invests in loans or privately placed debt securities that are directly or indirectly originated by the Fund or purchased from the originator, the Fund will be subject to the risk associated with investing in commercial and residential mortgages and loans and to certain additional risks and expenses, which may include the risks and expenses of servicing the accompanying debt and, if necessary, of foreclosure.

Aircraft and Aviation Industry Risk. The Fund may invest in securities collateralized or otherwise backed by assets in the aviation industry, including commercial aircraft and loans and leases thereof. Economic declines and recessions, geopolitical conflict, the price of petroleum, the availability of more attractively priced and/or more efficient aircraft, price discounting by manufacturers of new aircraft, obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards), and the occurrence or threat of pandemic, terrorism or war can have a material effect on aircraft values, especially in the short term, but the effect may be long-term or permanent. Most of these circumstances either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets.

Interest Rate Risk. For the past decade, the U.S. has experienced historically low interest rates. In 2022, however, interest rates rose steadily as the Federal Reserve began to raise the federal funds rate as part of its efforts to address rising inflation. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, some fixed income securities may experience increased volatility and may lose value, which could adversely impact the Fund’s net asset value. Rising interest rates could also impair the ability of borrowers to service interest payment obligations and make principal loan repayments, which could adversely impact the Fund’s net investment income and its distributions to Shareholders. Additionally, decreases in the value of fixed income securities could lead to increased shareholder redemptions, which could impair the Fund’s ability to achieve its investment objective.

Equity Securities Risk. An equity security can fluctuate in price based upon many different factors, including, among others, factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management, or changes in the company’s financial condition or prospects. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events (including, without limitation, the occurrence or threat of pandemic, terrorism or war) could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

High Yield Securities Risk. The Fund may invest in below investment grade and/or unrated instruments (also known as “junk bonds”), which may include securities rated as low as “D” or unrated securities of comparable quality. Such instruments are regarded as predominantly speculative with respect to an issuer’s capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. Debt rated “D” is in default or is expected to default upon maturity of payment date. Such investments are inherently speculative and involve major risk exposure to adverse conditions. There is no minimum credit quality for securities in which the Fund may invest.

Leverage. The Fund may use leverage, which will cause the Fund’s NAV to be more volatile than it would otherwise be, may cause the Fund to experience losses if earnings on the investments made with borrowed money do not cover the costs of borrowing and may increase the risk of investing with the Fund.

Credit Risk. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.

Valuation Risk. The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange. Accordingly, there is a risk that the determination of the fair value of a security or instrument will not approximate the price at which the Fund could sell the security or instrument at the time of the fair valuation.

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; allocate a limited investment opportunity among more than one client for whom the investment may be suitable; and acquire material non-public information or otherwise be restricted from trading in certain potential investments.

Derivatives Risks. Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Non-U.S. Investments Risks. Non-U.S. investments may be traded in undeveloped, inefficient and less liquid markets and may experience greater price volatility and changes in value. Investments in emerging markets can impose greater risk than investing in developed foreign markets.

Foreign Currency Risk. Changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments.

Security Selection Risk. The Fund’s financial condition and results of operations could be negatively affected if a significant investment fails to perform as expected.

General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based on changes in the value of its portfolio securities.

Portfolio Turnover Risks. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/ask spreads, and transaction costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term capital gains, which are generally taxable to shareholders subject to tax at ordinary income rates).

Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

Regulatory and Legal Risk. Legal and regulatory changes, including those implemented in connection with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), could occur, which may materially adversely affect the Fund.

Risk Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to RICs and their Shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Class I shares performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) for 1 year and since inception compared to those of a broad based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting calling (833) 429-6642 or by visiting www.axonicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Class I shares performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) for 1 year and since inception compared to those of a broad based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 429-6642
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axonicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	4.03%
Worst Quarter – March 31, 2020	-8.70%
The Fund’s Class I calendar year-to-date return as of December 31, 2022 was -5.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.

Axonic Strategic Income Fund | Bloomberg Barclays US Aggregate Bond Index, Axonic Strategic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Axonic Strategic Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,810
1 Year	rr_AverageAnnualReturnYear01	(7.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2020
Axonic Strategic Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AXSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,247
Annual Return 2020	rr_AnnualReturn2020	(0.03%)
Annual Return 2021	rr_AnnualReturn2021	6.36%
Annual Return 2022	rr_AnnualReturn2022	(5.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.70%)
1 Year	rr_AverageAnnualReturnYear01	(5.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Axonic Strategic Income Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019
Axonic Strategic Income Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2019

[1]	There is no initial sales charge on purchases of Class A shares of $1 million or more; however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
[2]	The Fund’s investment adviser, Axonic Capital LLC (the “Adviser”), has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of any front-end sales loads, interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses, payments, if any, under a Rule 12b-1 Distribution Plan and/or Shareholder Services Plan and certain other Fund expenses such as dividend and interest expense and broker charges on short sales) to not more than 1.10% of average daily net assets for each class of shares. The Expense Limitation Agreement is currently in effect until February 28, 2024. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to February 28, 2024, this agreement may not be modified or terminated without the approval of the Board. After February 28, 2024, the Expense Limitation Agreement may continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund’s Advisory Agreement with the Adviser is terminated.